GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table summarizes changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2023:

In millions	ElectronicsCo	IndustrialsCo	Total
Balance at December 31, 2022	$8,301	$8,362	$16,663
Goodwill recognized for Spectrum Acquisition [1]	—	818	818
Currency Translation Adjustment	(15)	58	43
Impairment	—	(804)	(804)
Balance at December 31, 2023	$8,286	$8,434	$16,720
Goodwill recognized for Donatelle Plastics Acquisition [2]	—	114	114
Goodwill recognized for Spectrum Acquisition [1,3]	—	(4)	(4)
Currency Translation Adjustment	(38)	(229)	(267)
Other	3	1	4
Balance at December 31, 2024	$8,251	$8,316	$16,567
1.On August 1, 2023, DuPont completed the acquisition of Spectrum, which is included in the IndustrialsCo segment. See Note 3 for additional information.
2.On July 28, 2024, DuPont completed the acquisition of Donatelle Plastics, which is included in the IndustrialsCo segment. See Note 3 for additional information.
3.In the third quarter 2024, the Company finalized the working capital settlements which impacted the residual goodwill recorded. See Note 3 for additional information.

Schedule of Other Finite Intangible Assets
The gross carrying amounts and accumulated amortization of other intangible assets by major class are as follows:

	December 31, 2024			December 31, 2023
In millions	Gross Carrying Amount	Accum Amort	Net	Gross Carrying Amount	Accum Amort	Net
Intangible assets with finite lives:
Developed technology	$1,975	$(1,124)	$851	$2,079	$(1,092)	$987
Trademarks/tradenames	901	(451)	450	924	(414)	510
Customer-related	5,868	(2,623)	3,245	5,815	(2,329)	3,486
Other	27	(7)	20	28	(1)	27
Total other intangible assets with finite lives	$8,771	$(4,205)	$4,566	$8,846	$(3,836)	$5,010
Intangible assets with indefinite lives:
Trademarks/tradenames	804	—	804	804	—	804
Total other intangible assets with indefinite lives	$804	$—	$804	$804	$—	$804
Total	$9,575	$(4,205)	$5,370	$9,650	$(3,836)	$5,814

Schedule of Other Indefinite Intangible Assets
The gross carrying amounts and accumulated amortization of other intangible assets by major class are as follows:

	December 31, 2024			December 31, 2023
In millions	Gross Carrying Amount	Accum Amort	Net	Gross Carrying Amount	Accum Amort	Net
Intangible assets with finite lives:
Developed technology	$1,975	$(1,124)	$851	$2,079	$(1,092)	$987
Trademarks/tradenames	901	(451)	450	924	(414)	510
Customer-related	5,868	(2,623)	3,245	5,815	(2,329)	3,486
Other	27	(7)	20	28	(1)	27
Total other intangible assets with finite lives	$8,771	$(4,205)	$4,566	$8,846	$(3,836)	$5,010
Intangible assets with indefinite lives:
Trademarks/tradenames	804	—	804	804	—	804
Total other intangible assets with indefinite lives	$804	$—	$804	$804	$—	$804
Total	$9,575	$(4,205)	$5,370	$9,650	$(3,836)	$5,814

Schedule of Net Intangibles by Segment
The following table provides the net carrying value of other intangible assets:

Net Intangibles	December 31, 2024	December 31, 2023
In millions
ElectronicsCo	$1,655	$1,908
IndustrialsCo [1]	3,715	3,906
Total	$5,370	$5,814
1.Includes intangible assets acquired as part of the Donatelle and Spectrum Acquisitions. See Note 3 for additional information.

Schedule of Estimated Future Amortization Expense	Total estimated amortization expense for the next five fiscal years is as follows:

Estimated Amortization Expense
In millions
2025	$555
2026	$527
2027	$480
2028	$427
2029	$337